Schedule of senior secured term facilities and other borrowings (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Line of Credit Facility [Line Items]
Line of credit	$ 30,603	$ 23,054
CEBA Loans [Member]
Line of Credit Facility [Line Items]
Interest rate	5.00%
Senior Secured Term Facilities [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 41,338	$ 41,815
Senior Secured Term Facilities [Member] | CWB Financial Limited [Member]
Line of Credit Facility [Line Items]
Nominal amount			40,783
Interest rate	8.78%
Maturity	September 2027
Line of credit			38,817	41,815
Senior Secured Term Facilities [Member] | CWB Financial Limited One [Member]
Line of Credit Facility [Line Items]
Nominal amount			2,058
Interest rate	9.21%
Maturity	October 2027
Line of credit			2,008
Senior Secured Term Facilities [Member] | CWB Financial Limited Two [Member]
Line of Credit Facility [Line Items]
Nominal amount			1,968
Interest rate	8.67%
Maturity	November 2027
Line of credit			513
Other Borrowings [Member]
Line of Credit Facility [Line Items]
Line of credit			2,253	690
Other Borrowings [Member] | CEBA Loans [Member]
Line of Credit Facility [Line Items]
Nominal amount			1,060
Interest rate	5.00%
Maturity	December 2026
Line of credit			940	690
Other Borrowings [Member] | Macdonald DND Site Development LP [Member]
Line of Credit Facility [Line Items]
Nominal amount			1,308
Interest rate	3.00%
Maturity	September 2024
Line of credit			971
Other Borrowings [Member] | Meridian OneCap [Member]
Line of Credit Facility [Line Items]
Nominal amount			42
Interest rate	6.00%
Maturity	November 2027
Line of credit			42
Other Borrowings [Member] | Arbinder Sohi [Member]
Line of Credit Facility [Line Items]
Nominal amount			300
Interest rate	12.00%
Maturity	On demand
Line of credit			$ 300